Notes Payable to Related Party (10K) (Details Narrative) - USD ($)			12 Months Ended
	May 04, 2015	Sep. 19, 2014	Dec. 31, 2015	Dec. 31, 2014
Convertible note converted into common Shares			$ 3,852,771
Accrued interest				$ 87,774
MTF Convertible Note [Member]
Debt instrument face amount		$ 3,659,328
Percentage of principal, accrued and unpaid interest of note converted into common stock		50.00%
Convertible note converted into common Shares	$ 3,659,328
Accrued interest	$ 193,443
Convertible note converted into shares of common stock	2,438,463